Submission	Oct. 29, 2026
Submission [Line Items]
Central Index Key	0001737995
Registrant Name	SkyAI, Inc.
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES